Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Foreign Currency Transactions

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report, representing the certified exchange rate published by the Federal Reserve.

	As of December 31,	As of June 30,
	2025	2025

RMB into US$ for balance sheet items, except for equity accounts	-	7.1636
HKD into US$ for balance sheet items, except for equity accounts	7.7833	7.8499
EUR into US$ for balance sheet items, except for equity accounts	1.1736	-

	For the six months ended December 31	For the six months ended December 31,
	2025	2024
RMB into US$ for items in the consolidated statements of operations and comprehensive income, and cash flows	-	7.1767
HKD into US$ for items in the consolidated statements of operations and comprehensive income, and cash flows	7.7994	7.7870
EUR into US$ for items in the consolidated statements of operations and comprehensive income, and cash flows	1.1664	-

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report, representing the certified exchange rate published by the People’s Bank of China:

	As of June 30,
	2025	2024	2023
RMB into US$ for balance sheet items, except for equity accounts	7.1636	7.2672	7.2513
HKD into US$ for balance sheet items, except for equity accounts	7.8499	7.8083	7.8363

	For the years ended June 30
	2025	2024	2023
RMB into US$ for items in the consolidated statements of operations and comprehensive income, and cash flows	7.2143	7.2248	6.9536
HKD into US$ for items in the consolidated statements of operations and comprehensive income, and cash flows	7.7893	7.8190	7.8373

Schedule of Estimated Useful Lives of Depreciable Properties	The estimated useful lives of depreciable properties are generally as follows:
Shorter of
3 years
Leasehold improvement	or lease term
Furniture, fixture and other equipment	2 – 3 years
Electronic equipment	3 years